Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Amount due from (to) as of December 31, 2023 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€175,771	€175,771
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	1,422,952	1,422,952
Total	€-	€-	€1,601,273	€1,601,273

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(3,800,000)	€-	€(3,800,000)
Credits pending collection	-	72,444	(784)	71,660
Trade payable	-	(119,610)	-	(119,610)
Total	€-	€(3,847,166)	€(784)	€(3,847,950)

All the amount due to and from related parties are unsecured, non-interest bearing and due on demand, except for the loan agreement from Umbrella Solar of €3,800,000. This loan was formalized and signed on June 30 for a period of 5 years, with a market interest rate of 6.25% per year, payable bi-annually.

During the year ended December 31, 2023, a total amount of €118,750 has been paid for interest.

Amount due from (to) as of December 31, 2022 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€21,693	€21,693
Long-term investment	-	-	2,550	2,550
Trade receivable	264	-	115,757	116,021
Total	€264	€-	€140,000	€140,264

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€(85)	€(85)
Trade payable to related party	-	(237,200)	-	(237,200)
Total	€-	€(237,200)	€(85)	€(237,285)

Amount due to and from related parties are unsecured, non-interest bearing and due on demand.

Transactions with related parties during the year ended December 31, 2023, 2022 and 2021 were summarized as follows:

Year Ended December 31, 2023

	Senior	Other group
	partner	companies	Total
Sales	€2,418	€1,349,710	€1,380,547
*Services received	(1,005,434)	-	(1,005,434)
Purchases	-	(1,201,244)	(1,201,244)
Total	€(1,003,016)	€148,466	€(826,131)

*	Comprised of selling and administrative – related parties of €995,435 and salaries and benefits – related parties of €9,999

Year Ended December 31, 2022

	Senior	Other group
	partner	companies	Total
Sales	€-	€836,804	€836,804
Services received	(547,912)	-	(547,912)
Purchases	-	(30,696)	(30,696)
Total	€(547,912)	€806,108	€258,196

Year Ended December 31, 2021

	Senior	Other group
	partner	companies	Total
Sales	€242	€149,161	€149,403
Services received	(226,222)	(17,994)	(244,216)
Purchases	-	(1,224,811)	(1,224,811)
	€(225,980)	€(1,093,644)	€(1,319,624)

Our related party transactions during the fiscal year ended December 31, 2023, include sales of products or services made to or purchases of products or services from affiliated group companies that are under common control and to associates of such group companies. These transactions include income accrued from the commercial activities of our company. The purchases relate to merchandise that we sell in its normal course of commercial operations.

Umbrella Solar Investment, as the holding company of the group, assumes all structural costs such as those related to the human resources, licenses, legal, tax, labor, marketing, and other generic structural costs. A margin of 13% is applied to these costs and the resulting amount is distributed to the four most significant companies in the group based on their estimated revenue in the monthly management fees.

During the year ended December 31, 2023,2022 and 2021, the Company incurred management fees to Umbrella Solar Investment, S.A, of €1,005,434, €547,912 and €226,222, respectively.

No compensation has been paid to the executives under Crocodile Investment SLU. The company expects to continue with the same allocation structure in the future.